Debt and Commitments - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	May 16, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 16, 2014
Debt Instrument [Line Items]
Borrowings under revolving credit facility	$ 2,250,000,000
Revolving credit facility maturity date	Jun. 20, 2018
Revolving credit facility extended maturity date		2019-06-20
Interest paid in cash		45,000,000	32,000,000	32,000,000
Operating lease expense		344,000,000	363,000,000	325,000,000
Founder and Affiliated Entity [Member]
Debt Instrument [Line Items]
Business development, consulting, other business services agreement expenses		57,000,000	52,000,000	47,000,000
3.625% Fixed-Rate Senior Notes [Member]
Debt Instrument [Line Items]
Debt issuance date		Jun. 16, 2014
Debt issued amount					750,000,000
Interest rate					3.625%
Debt maturity date		Jun. 15, 2024
Interest payment terms		Interest is payable on June 15 and December 15 of each year
Asian Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount	200,000,000
Mexican Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount	$ 50,000,000